UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Stephen D. Fisher, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Strategic Advisers®
Mid Cap Value Portfolio

September 30, 2009

1.857420.102

FILI-MCV-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 19.9%
Auto Components - 0.3%
WABCO Holdings, Inc.	1,180	$ 24,780
Distributors - 0.8%
Genuine Parts Co.	1,620	61,657
Diversified Consumer Services - 0.8%
H&R Block, Inc.	3,380	62,124
Hotels, Restaurants & Leisure - 1.9%
Darden Restaurants, Inc.	1,090	37,202
Marriott International, Inc. Class A	2,694	74,327
Vail Resorts, Inc. (a)	870	29,180
		140,709
Household Durables - 2.7%
Fortune Brands, Inc.	1,610	69,198
Jarden Corp.	2,050	57,544
M.D.C. Holdings, Inc.	1,350	46,899
Mohawk Industries, Inc. (a)	620	29,568
		203,209
Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (a)	570	53,215
Expedia, Inc. (a)	3,930	94,124
		147,339
Media - 3.0%
A.H. Belo Corp. Class A	2,000	6,460
Cablevision Systems Corp. - NY Group Class A	1,810	42,988
Clear Channel Outdoor Holding, Inc. Class A (a)	4,460	31,220
Omnicom Group, Inc.	390	14,407
Scripps Networks Interactive, Inc. Class A	1,980	73,161
Washington Post Co. Class B	132	61,787
		230,023
Multiline Retail - 0.4%
Nordstrom, Inc.	1,070	32,678
Specialty Retail - 6.8%
AutoNation, Inc. (a)	2,220	40,138
AutoZone, Inc. (a)	380	55,564
Bed Bath & Beyond, Inc. (a)	890	33,411
Gap, Inc.	5,040	107,856
Lowe's Companies, Inc.	1,090	22,825
Sherwin-Williams Co.	790	47,526
Staples, Inc.	1,480	34,366
Tiffany & Co., Inc.	2,290	88,234
TJX Companies, Inc.	2,130	79,130
		509,050
Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc. Class B	270	17,469

	Shares	Value
Phillips-Van Heusen Corp.	760	$ 32,520
VF Corp.	530	38,388
		88,377
TOTAL CONSUMER DISCRETIONARY		1,499,946
CONSUMER STAPLES - 8.0%
Beverages - 0.5%
Brown-Forman Corp. Class B (non-vtg.)	780	37,612
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	330	18,632
Safeway, Inc.	6,010	118,517
The Great Atlantic & Pacific Tea Co. (a)	2,650	23,612
Walgreen Co.	1,070	40,093
		200,854
Food Products - 2.5%
Archer Daniels Midland Co.	1,100	32,142
McCormick & Co., Inc. (non-vtg.)	750	25,455
Smithfield Foods, Inc. (a)	2,420	33,396
The J.M. Smucker Co.	1,820	96,478
		187,471
Household Products - 1.1%
Clorox Co.	430	25,293
Energizer Holdings, Inc. (a)	900	59,706
		84,999
Personal Products - 0.5%
Mead Johnson Nutrition Co. Class A	850	38,344
Tobacco - 0.7%
Lorillard, Inc.	720	53,496
TOTAL CONSUMER STAPLES		602,776
ENERGY - 6.1%
Energy Equipment & Services - 0.4%
Unit Corp. (a)	780	32,175
Oil, Gas & Consumable Fuels - 5.7%
CVR Energy, Inc. (a)	2,680	33,339
Devon Energy Corp.	1,340	90,222
Kinder Morgan Management LLC	1,897	89,823
Murphy Oil Corp.	670	38,572
Newfield Exploration Co. (a)	890	37,878
Teekay Corp.	3,230	70,640
Williams Companies, Inc.	3,650	65,226
		425,700
TOTAL ENERGY		457,875
FINANCIALS - 28.5%
Capital Markets - 2.7%
Affiliated Managers Group, Inc. (a)	360	23,404
Charles Schwab Corp.	1,740	33,321
Cohen & Steers, Inc.	2,350	56,400
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Northern Trust Corp.	410	$ 23,846
T. Rowe Price Group, Inc.	1,350	61,695
		198,666
Commercial Banks - 7.4%
BancorpSouth, Inc.	710	17,331
BB&T Corp.	2,700	73,548
City National Corp.	1,280	49,830
Cullen/Frost Bankers, Inc.	1,190	61,452
KeyCorp	3,490	22,685
M&T Bank Corp.	1,780	110,930
SunTrust Banks, Inc.	2,150	48,483
Synovus Financial Corp.	10,000	37,500
TCF Financial Corp.	3,450	44,988
United Community Banks, Inc., Georgia	1,535	7,674
Wilmington Trust Corp., Delaware	3,640	51,688
Zions Bancorp	1,800	32,346
		558,455
Insurance - 11.4%
Assurant, Inc.	4,280	137,217
Cincinnati Financial Corp.	2,980	77,450
Everest Re Group Ltd.	140	12,278
Loews Corp.	3,980	136,315
Old Republic International Corp.	9,590	116,806
OneBeacon Insurance Group Ltd.	5,200	71,448
Principal Financial Group, Inc.	2,380	65,188
ProAssurance Corp. (a)	1,580	82,460
Protective Life Corp.	980	20,992
Transatlantic Holdings, Inc.	2,160	108,367
W.R. Berkley Corp.	1,130	28,566
		857,087
Real Estate Investment Trusts - 4.1%
Cousins Properties, Inc.	4,167	34,503
Host Hotels & Resorts, Inc.	2,020	23,775
Kimco Realty Corp.	4,660	60,766
PS Business Parks, Inc.	730	37,464
Public Storage	240	18,058
Regency Centers Corp.	1,400	51,870
Ventas, Inc.	1,150	44,275
Vornado Realty Trust	595	38,324
		309,035
Real Estate Management & Development - 2.0%
Brookfield Asset Management, Inc. Class A	2,200	50,083
Brookfield Properties Corp.	5,620	63,281
Jones Lang LaSalle, Inc.	790	37,422
		150,786

	Shares	Value
Thrifts & Mortgage Finance - 0.9%
Hudson City Bancorp, Inc.	1,760	$ 23,144
People's United Financial, Inc.	2,890	44,968
		68,112
TOTAL FINANCIALS		2,142,141
HEALTH CARE - 4.2%
Health Care Equipment & Supplies - 1.3%
Becton, Dickinson & Co.	1,410	98,348
Health Care Providers & Services - 2.9%
Community Health Systems, Inc. (a)	1,970	62,902
Coventry Health Care, Inc. (a)	2,070	41,317
Lincare Holdings, Inc. (a)	2,280	71,250
VCA Antech, Inc. (a)	1,490	40,066
		215,535
TOTAL HEALTH CARE		313,883
INDUSTRIALS - 6.8%
Aerospace & Defense - 2.6%
Alliant Techsystems, Inc. (a)	600	46,710
L-3 Communications Holdings, Inc.	670	53,814
Precision Castparts Corp.	930	94,739
		195,263
Commercial Services & Supplies - 0.9%
Republic Services, Inc.	2,600	69,082
Electrical Equipment - 0.7%
Cooper Industries PLC Class A	1,410	52,974
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	1,460	49,509
Machinery - 1.6%
Dover Corp.	640	24,806
Harsco Corp.	870	30,807
Illinois Tool Works, Inc.	580	24,772
Kennametal, Inc.	1,720	42,329
		122,714
Road & Rail - 0.3%
Norfolk Southern Corp.	590	25,435
TOTAL INDUSTRIALS		514,977
INFORMATION TECHNOLOGY - 5.4%
Electronic Equipment & Components - 3.0%
Amphenol Corp. Class A	1,880	70,838
Arrow Electronics, Inc. (a)	2,610	73,472
Tyco Electronics Ltd.	3,710	82,659
		226,969
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 1.2%
Fidelity National Information Services, Inc.	2,000	$ 51,020
Lender Processing Services, Inc.	965	36,834
		87,854
Semiconductors & Semiconductor Equipment - 0.1%
Avago Technologies Ltd.	660	11,266
Software - 1.1%
Jack Henry & Associates, Inc.	1,980	46,471
MICROS Systems, Inc. (a)	1,150	34,719
		81,190
TOTAL INFORMATION TECHNOLOGY		407,279
MATERIALS - 5.9%
Chemicals - 4.5%
Airgas, Inc.	2,160	104,479
Albemarle Corp.	1,980	68,508
Intrepid Potash, Inc. (a)	690	16,277
Lubrizol Corp.	920	65,743
PPG Industries, Inc.	650	37,837
Sigma Aldrich Corp.	910	49,122
		341,966
Construction Materials - 0.4%
Vulcan Materials Co.	590	31,901
Containers & Packaging - 1.0%
Ball Corp.	1,470	72,324
TOTAL MATERIALS		446,191
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.2%
CenturyTel, Inc.	1,820	61,152
Windstream Corp.	2,480	25,122
		86,274
Wireless Telecommunication Services - 0.6%
U.S. Cellular Corp. (a)	1,150	44,931
TOTAL TELECOMMUNICATION SERVICES		131,205
UTILITIES - 11.0%
Electric Utilities - 3.0%
American Electric Power Co., Inc.	2,900	89,871

	Shares	Value
Edison International	1,820	$ 61,116
Westar Energy, Inc.	3,820	74,528
		225,515
Gas Utilities - 3.2%
Energen Corp.	1,950	84,045
EQT Corp.	2,150	91,590
ONEOK, Inc.	1,830	67,015
		242,650
Multi-Utilities - 4.1%
CMS Energy Corp.	6,930	92,862
MDU Resources Group, Inc.	2,080	43,368
NSTAR	1,780	56,640
PG&E Corp.	1,740	70,453
Xcel Energy, Inc.	2,460	47,330
		310,653
Water Utilities - 0.7%
American Water Works Co., Inc.	2,510	50,049
TOTAL UTILITIES		828,867
TOTAL COMMON STOCKS (Cost $8,126,176)		7,345,140
Nonconvertible Preferred Stocks - 0.5%

TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Telephone & Data Systems, Inc. (special) (Cost $55,082)	1,330	39,467
Money Market Funds - 1.8%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $139,304)	139,304	139,304
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $8,320,562)	7,523,911
NET OTHER ASSETS - 0.1%	4,288
NET ASSETS - 100%	$ 7,528,199
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $8,572,705. Net unrealized depreciation aggregated $1,048,794, of which $570,697 related to appreciated investment securities and $1,619,491 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.0.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Subsequent Event

In June 2009, the Fund's Board of Trustees approved a Plan of Liquidation and Dissolution (the "Plan"). Shareholders can exchange their shares into other funds within the Fidelity Investments Life Insurance Company (FILI) annuity or the Empire Fidelity Investments Life Insurance Company Annuity, as the case may be, or remain in the Fund until the Liquidation Date which is anticipated to be on or about December 4, 2009. Under the Plan, the assets that remain in the Fund will be liquidated and the proceeds will be invested in the VIP Money Market Portfolio as soon as practicable after the Liquidation Date.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Strategic Advisers®
Small Cap Portfolio

September 30, 2009

1.857418.102

FILI-SCV-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.2%
Spartan Motors, Inc.	652	$ 3,351
Standard Motor Products, Inc.	100	1,520
WABCO Holdings, Inc.	2,108	44,268
		49,139
Distributors - 0.1%
Core-Mark Holding Co., Inc. (a)	745	21,307
Diversified Consumer Services - 0.9%
Capella Education Co. (a)	2,135	143,771
Hillenbrand, Inc.	245	4,991
Pre-Paid Legal Services, Inc.	480	24,384
Steiner Leisure Ltd. (a)	812	29,037
		202,183
Hotels, Restaurants & Leisure - 3.1%
AFC Enterprises, Inc. (a)	186	1,566
Ambassadors Group, Inc.	511	7,997
Ameristar Casinos, Inc.	6,039	95,295
Bally Technologies, Inc. (a)	3,671	140,856
Burger King Holdings, Inc.	3,950	69,481
California Pizza Kitchen, Inc. (a)	865	13,511
CEC Entertainment, Inc. (a)	1,357	35,092
Interval Leisure Group, Inc. (a)	697	8,699
Jack in the Box, Inc. (a)	8,166	167,321
P.F. Chang's China Bistro, Inc. (a)	1,233	41,885
Papa John's International, Inc. (a)	1,657	40,712
Speedway Motorsports, Inc.	964	13,872
The Cheesecake Factory, Inc. (a)	291	5,389
Vail Resorts, Inc. (a)	1,034	34,680
		676,356
Household Durables - 0.5%
Blyth, Inc.	759	29,396
National Presto Industries, Inc.	420	36,334
Tempur-Pedic International, Inc.	1,868	35,380
		101,110
Internet & Catalog Retail - 0.4%
HSN, Inc. (a)	907	14,766
NutriSystem, Inc.	1,512	23,073
Ticketmaster Entertainment, Inc. (a)	4,467	52,219
		90,058
Leisure Equipment & Products - 0.9%
Polaris Industries, Inc.	1,253	51,097
Pool Corp.	4,601	102,234
Smith & Wesson Holding Corp. (a)	1,075	5,622
Sturm Ruger & Co., Inc.	3,534	45,730
		204,683
Media - 0.9%
Belo Corp. Series A	3,087	16,701
CTC Media, Inc. (a)	794	12,482
Gannett Co., Inc.	775	9,695
Harte-Hanks, Inc.	1,608	22,239

	Shares	Value
John Wiley & Sons, Inc. Class A	194	$ 6,747
Mediacom Communications Corp. Class A (a)	1,067	6,146
Meredith Corp.	1,507	45,120
National CineMedia, Inc.	824	13,983
Scholastic Corp.	1,127	27,431
Sinclair Broadcast Group, Inc. Class A	2,642	9,458
Valassis Communications, Inc. (a)	465	8,314
Warner Music Group Corp. (a)	2,311	12,780
		191,096
Multiline Retail - 0.2%
Big Lots, Inc. (a)	1,778	44,486
Specialty Retail - 4.1%
Aeropostale, Inc. (a)	1,142	49,643
Asbury Automotive Group, Inc. (a)	2,689	34,097
Barnes & Noble, Inc.	1,838	40,840
Big 5 Sporting Goods Corp.	290	4,379
Borders Group, Inc. (a)	1,269	3,947
Cabela's, Inc. Class A (a)	2,424	32,336
Dress Barn, Inc. (a)	2,734	49,021
DSW, Inc. Class A (a)	2,628	41,969
Finish Line, Inc. Class A	2,404	24,425
Guess?, Inc.	906	33,558
Gymboree Corp. (a)	1,010	48,864
Jos. A. Bank Clothiers, Inc. (a)	431	19,296
Kirkland's, Inc. (a)	2,843	40,513
RadioShack Corp.	2,665	44,159
Rent-A-Center, Inc. (a)	2,336	44,104
Signet Jewelers Ltd.	687	18,089
Stage Stores, Inc.	3,199	41,459
The Cato Corp. Class A (sub. vtg.)	2,422	49,142
The Children's Place Retail Stores, Inc. (a)	3,124	93,595
The Men's Wearhouse, Inc.	1,872	46,238
Tractor Supply Co. (a)	3,148	152,426
		912,100
Textiles, Apparel & Luxury Goods - 1.7%
Carter's, Inc. (a)	1,509	40,290
Fossil, Inc. (a)	3,797	108,025
Perry Ellis International, Inc. (a)	906	14,532
Phillips-Van Heusen Corp.	3,221	137,827
Steven Madden Ltd. (a)	673	24,773
Timberland Co. Class A (a)	3,052	42,484
Unifirst Corp.	439	19,514
		387,445
TOTAL CONSUMER DISCRETIONARY		2,879,963
CONSUMER STAPLES - 3.0%
Beverages - 0.1%
Cott Corp. (a)	2,767	20,265
Food & Staples Retailing - 0.4%
Andersons, Inc.	839	29,533
Nash-Finch Co.	289	7,901
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
The Pantry, Inc. (a)	1,969	$ 30,874
Weis Markets, Inc.	445	14,218
		82,526
Food Products - 0.9%
American Italian Pasta Co. Class A (a)	728	19,787
Cal-Maine Foods, Inc.	567	15,179
Darling International, Inc. (a)	5,840	42,924
J&J Snack Foods Corp.	196	8,465
Lancaster Colony Corp.	229	11,741
TreeHouse Foods, Inc. (a)	2,680	95,596
		193,692
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	3,146	34,386
Personal Products - 1.3%
American Oriental Bioengineering, Inc. (a)	3,170	15,406
Bare Escentuals, Inc. (a)	2,183	25,956
Chattem, Inc. (a)	2,135	141,785
China Sky One Medical, Inc. (a)	838	11,053
Herbalife Ltd.	1,313	42,988
Nu Skin Enterprises, Inc. Class A	1,774	32,872
Prestige Brands Holdings, Inc. (a)	3,203	22,549
		292,609
Tobacco - 0.2%
Universal Corp.	1,068	44,664
TOTAL CONSUMER STAPLES		668,142
ENERGY - 4.2%
Energy Equipment & Services - 1.8%
Acergy SA sponsored ADR	3,453	43,611
Basic Energy Services, Inc. (a)	1,465	12,438
Cal Dive International, Inc. (a)	3,309	32,726
Dawson Geophysical Co. (a)	304	8,324
Gulfmark Offshore, Inc. (a)	1,259	41,220
Key Energy Services, Inc. (a)	6,735	58,595
Matrix Service Co. (a)	1,345	14,620
Oil States International, Inc. (a)	1,633	57,367
SEACOR Holdings, Inc. (a)	511	41,713
T-3 Energy Services, Inc. (a)	755	14,874
Tidewater, Inc.	764	35,977
Willbros Group, Inc. (a)	2,592	39,476
		400,941
Oil, Gas & Consumable Fuels - 2.4%
Alpha Natural Resources, Inc. (a)	821	28,817
CVR Energy, Inc. (a)	2,952	36,723
Encore Acquisition Co. (a)	886	33,136
Holly Corp.	5,425	138,989

	Shares	Value
Inergy LP	3,000	$ 89,340
Knightsbridge Tankers Ltd.	473	6,168
Markwest Energy Partners LP	5,244	123,916
McMoRan Exploration Co. (a)	127	959
Pengrowth Energy Trust	982	10,393
Teekay Tankers Ltd.	730	6,096
Western Refining, Inc. (a)	2,875	18,544
World Fuel Services Corp.	804	38,648
		531,729
TOTAL ENERGY		932,670
FINANCIALS - 19.6%
Capital Markets - 3.2%
BGC Partners, Inc. Class A	1,300	5,564
Investment Technology Group, Inc. (a)	551	15,384
Janus Capital Group, Inc.	2,140	30,345
Knight Capital Group, Inc. Class A (a)	6,956	151,293
LaBranche & Co., Inc. (a)	5,302	18,027
MF Global Ltd. (a)	19,935	144,927
optionsXpress Holdings, Inc.	5,264	90,962
Penson Worldwide, Inc. (a)	2,867	27,925
Prospect Capital Corp.	643	6,887
Stifel Financial Corp. (a)	2,614	143,509
Teton Advisors, Inc.	3	8
TradeStation Group, Inc. (a)	3,515	28,647
W.P. Carey & Co. LLC	678	19,194
Waddell & Reed Financial, Inc. Class A	1,151	32,746
		715,418
Commercial Banks - 2.9%
Alliance Financial Corp.	240	6,492
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	2,205	31,355
Banco Macro SA sponsored ADR	1,062	25,647
BanColombia SA sponsored ADR	664	28,506
Bank of Marin Bancorp	240	7,519
CapitalSource, Inc.	9,229	40,054
First Citizen Bancshares, Inc.	96	15,274
First of Long Island Corp.	263	6,993
Grupo Financiero Galicia SA sponsored ADR (a)	1,942	9,147
Hancock Holding Co.	2,262	84,983
IBERIABANK Corp.	1,720	78,363
International Bancshares Corp.	2,424	39,535
Oriental Financial Group, Inc.	3,025	38,418
Santander Bancorp (a)	153	1,492
Sterling Bancshares, Inc.	8,950	65,425
TCF Financial Corp.	5,959	77,705
Westamerica Bancorp.	1,440	74,880
		631,788
Consumer Finance - 0.9%
Advance America Cash Advance Centers, Inc.	2,781	15,574
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Cash America International, Inc.	1,636	$ 49,342
EZCORP, Inc. (non-vtg.) Class A (a)	2,582	35,270
First Cash Financial Services, Inc. (a)	1,721	29,481
Nelnet, Inc. Class A (a)	1,989	24,743
Student Loan Corp.	153	7,099
World Acceptance Corp. (a)	1,812	45,681
		207,190
Diversified Financial Services - 0.9%
Life Partners Holdings, Inc.	1,236	22,124
MSCI, Inc. Class A (a)	4,601	136,282
Portfolio Recovery Associates, Inc. (a)	983	44,559
		202,965
Insurance - 3.5%
Allied World Assurance Co. Holdings Ltd.	709	33,982
American Equity Investment Life Holding Co.	3,438	24,135
American Physicians Capital, Inc.	800	23,048
Amerisafe, Inc. (a)	1,975	34,069
Amtrust Financial Services, Inc.	2,333	26,620
Argo Group International Holdings, Ltd. (a)	914	30,784
Aspen Insurance Holdings Ltd.	1,609	42,590
CNA Surety Corp. (a)	1,339	21,692
Conseco, Inc. (a)	1,453	7,643
Employers Holdings, Inc.	1,084	16,780
Endurance Specialty Holdings Ltd.	1,215	44,311
Enstar Group Ltd. (a)	8	498
First Mercury Financial Corp.	1,229	16,370
FPIC Insurance Group, Inc. (a)	443	14,863
Hallmark Financial Services, Inc. (a)	161	1,296
Hanover Insurance Group, Inc.	2,797	115,600
Harleysville Group, Inc.	305	9,653
Horace Mann Educators Corp.	1,812	25,314
Infinity Property & Casualty Corp.	838	35,598
Meadowbrook Insurance Group, Inc.	2,053	15,192
National Interstate Corp.	229	4,008
National Western Life Insurance Co. Class A	9	1,584
Platinum Underwriters Holdings Ltd.	1,269	45,481
PMA Capital Corp. Class A (a)	330	1,878
ProAssurance Corp. (a)	903	47,128
Safety Insurance Group, Inc.	1,067	35,126
StanCorp Financial Group, Inc.	1,200	48,444
Validus Holdings Ltd.	1,652	42,622
		766,309
Real Estate Investment Trusts - 7.5%
Agree Realty Corp.	305	6,994
American Capital Agency Corp.	1,965	55,904
Chimera Investment Corp.	23,501	89,774
Corporate Office Properties Trust (SBI)	1,022	37,691

	Shares	Value
DiamondRock Hospitality Co.	1,904	$ 15,422
Digital Realty Trust, Inc.	3,248	148,466
EastGroup Properties, Inc.	1,070	40,895
Equity Lifestyle Properties, Inc.	882	37,741
Equity One, Inc.	127	1,990
Essex Property Trust, Inc.	324	25,784
Getty Realty Corp.	1,398	34,307
Hatteras Financial Corp.	3,716	111,406
Home Properties, Inc.	1,231	53,044
Liberty Property Trust (SBI)	194	6,311
LTC Properties, Inc.	3,838	92,266
Mack-Cali Realty Corp.	194	6,272
Mid-America Apartment Communities, Inc.	4,035	182,100
National Health Investors, Inc.	855	27,061
National Retail Properties, Inc.	2,028	43,541
Nationwide Health Properties, Inc.	194	6,012
Omega Healthcare Investors, Inc.	1,400	22,428
PS Business Parks, Inc.	761	39,055
Realty Income Corp.	972	24,932
Senior Housing Properties Trust (SBI)	1,989	38,010
Starwood Property Trust, Inc.	2,979	60,325
Tanger Factory Outlet Centers, Inc.	4,674	174,527
Taubman Centers, Inc.	5,075	183,106
Universal Health Realty Income Trust (SBI)	343	11,165
Urstadt Biddle Properties, Inc. Class A	1,294	18,879
Walter Investment Management Corp.	2,500	40,050
Washington (REIT) (SBI)	585	16,848
		1,652,306
Real Estate Management & Development - 0.1%
E-House China Holdings Ltd. ADR sponsored ADR (a)	1,225	26,166
Forestar Group, Inc. (a)	384	6,597
		32,763
Thrifts & Mortgage Finance - 0.6%
First Defiance Financial Corp.	563	8,394
First Niagara Financial Group, Inc.	4,200	51,786
NASB Financial, Inc.	94	2,472
NewAlliance Bancshares, Inc.	758	8,111
OceanFirst Financial Corp.	322	3,735
Ocwen Financial Corp. (a)	3,431	38,839
United Financial Bancorp, Inc.	950	11,001
		124,338
TOTAL FINANCIALS		4,333,077
HEALTH CARE - 14.4%
Biotechnology - 1.4%
Acorda Therapeutics, Inc. (a)	1,889	43,976
AMAG Pharmaceuticals, Inc. (a)	779	34,027
Cubist Pharmaceuticals, Inc. (a)	288	5,818
Martek Biosciences	1,979	44,706
PDL BioPharma, Inc.	5,022	39,573
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
QLT, Inc. (a)	2,251	$ 8,329
Savient Pharmaceuticals, Inc. (a)	9,188	139,658
		316,087
Health Care Equipment & Supplies - 4.3%
Align Technology, Inc. (a)	321	4,565
American Medical Systems Holdings, Inc. (a)	1,778	30,084
Atrion Corp.	2	289
Cantel Medical Corp. (a)	989	14,894
Greatbatch, Inc. (a)	3,111	69,904
Haemonetics Corp. (a)	203	11,392
Hill-Rom Holdings, Inc.	2,742	59,721
ICU Medical, Inc. (a)	9	332
Integra LifeSciences Holdings Corp. (a)	2,297	78,443
Invacare Corp.	1,552	34,579
Kensey Nash Corp. (a)	878	25,418
Kinetic Concepts, Inc. (a)	1,075	39,754
Masimo Corp. (a)	1,644	43,073
Merit Medical Systems, Inc. (a)	2,635	45,665
Natus Medical, Inc. (a)	2,857	44,084
NuVasive, Inc. (a)	2,652	110,748
Orthofix International NV (a)	1,916	56,311
Sirona Dental Systems, Inc. (a)	262	7,795
Steris Corp.	1,465	44,609
SurModics, Inc. (a)	1,969	48,437
Symmetry Medical, Inc. (a)	2,394	24,826
Volcano Corp. (a)	4,535	76,279
Wright Medical Group, Inc. (a)	4,755	84,924
		956,126
Health Care Providers & Services - 6.8%
Alliance Healthcare Services, Inc. (a)	728	4,120
Amedisys, Inc. (a)	838	36,562
America Service Group, Inc.	563	9,312
AMN Healthcare Services, Inc. (a)	1,918	18,240
AmSurg Corp. (a)	2,322	49,296
Centene Corp. (a)	2,395	45,361
Chemed Corp.	1,061	46,567
Community Health Systems, Inc. (a)	582	18,583
Corvel Corp. (a)	143	4,061
Cross Country Healthcare, Inc. (a)	389	3,622
Emergency Medical Services Corp. Class A (a)	710	33,015
Genoptix, Inc. (a)	2,551	88,724
Gentiva Health Services, Inc. (a)	1,900	47,519
Health Management Associates, Inc. Class A (a)	27,718	207,608
HealthSouth Corp. (a)	2,006	31,374
Healthspring, Inc. (a)	3,641	44,602
Healthways, Inc. (a)	2,718	41,640
HMS Holdings Corp. (a)	1,687	64,494
InVentiv Health, Inc. (a)	2,385	39,901

	Shares	Value
LHC Group, Inc. (a)	1,414	$ 42,321
LifePoint Hospitals, Inc. (a)	1,558	42,159
Lincare Holdings, Inc. (a)	1,558	48,688
Magellan Health Services, Inc. (a)	1,091	33,886
MEDNAX, Inc. (a)	2,613	143,506
Molina Healthcare, Inc. (a)	1,676	34,676
NightHawk Radiology Holdings, Inc. (a)	1,314	9,500
Odyssey Healthcare, Inc. (a)	2,520	31,500
PharMerica Corp. (a)	2,272	42,191
PSS World Medical, Inc. (a)	84	1,834
RehabCare Group, Inc. (a)	1,662	36,049
ResCare, Inc. (a)	1,067	15,162
Sun Healthcare Group, Inc. (a)	11,428	98,738
The Ensign Group, Inc.	331	4,644
Triple-S Management Corp. (a)	1,942	32,567
U.S. Physical Therapy, Inc. (a)	563	8,484
Universal Health Services, Inc. Class B	367	22,728
VCA Antech, Inc. (a)	505	13,579
		1,496,813
Health Care Technology - 0.3%
MedAssets, Inc. (a)	3,296	74,391
Life Sciences Tools & Services - 0.4%
Bruker BioSciences Corp. (a)	873	9,315
Cambrex Corp. (a)	1,356	8,543
Dionex Corp. (a)	584	37,942
eResearchTechnology, Inc. (a)	3,651	25,557
Kendle International, Inc. (a)	253	4,230
		85,587
Pharmaceuticals - 1.2%
Endo Pharmaceuticals Holdings, Inc. (a)	939	21,250
Endo Pharmaceuticals Holdings, Inc. rights 2/27/12 (a)	80	0
King Pharmaceuticals, Inc. (a)	2,449	26,376
Medicis Pharmaceutical Corp. Class A	803	17,144
Perrigo Co.	3,350	113,867
Questcor Pharmaceuticals, Inc. (a)	7,837	43,260
Valeant Pharmaceuticals International (a)	1,229	34,486
		256,383
TOTAL HEALTH CARE		3,185,387
INDUSTRIALS - 15.2%
Aerospace & Defense - 1.5%
BE Aerospace, Inc. (a)	7,653	154,131
Ceradyne, Inc. (a)	2,311	42,361
Cubic Corp.	551	21,748
DynCorp International, Inc. Class A (a)	2,395	43,110
GenCorp, Inc. (non-vtg.) (a)	2,800	15,008
Triumph Group, Inc.	1,067	51,205
		327,563
Air Freight & Logistics - 0.6%
Hub Group, Inc. Class A (a)	5,755	131,502
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.5%
Allegiant Travel Co. (a)	627	$ 23,882
Hawaiian Holdings, Inc. (a)	3,971	32,800
Republic Airways Holdings, Inc. (a)	2,868	26,758
SkyWest, Inc.	2,269	37,620
		121,060
Building Products - 0.4%
AAON, Inc.	822	16,506
Ameron International Corp.	593	41,498
Apogee Enterprises, Inc.	2,448	36,769
		94,773
Commercial Services & Supplies - 2.2%
American Reprographics Co. (a)	3,306	31,473
ATC Technology Corp. (a)	1,627	32,150
Courier Corp.	93	1,409
Deluxe Corp.	2,531	43,280
EnergySolutions, Inc.	7,484	69,002
Ennis, Inc.	779	12,565
G&K Services, Inc. Class A	753	16,686
Herman Miller, Inc.	2,514	42,512
Knoll, Inc.	2,175	22,685
M&F Worldwide Corp. (a)	378	7,651
North American Galvanizing & Coatings, Inc. (a)	1,329	8,067
R.R. Donnelley & Sons Co.	2,716	57,742
Steelcase, Inc. Class A	4,322	26,840
Sykes Enterprises, Inc. (a)	873	18,176
The Brink's Co.	699	18,810
Waste Connections, Inc. (a)	2,991	86,320
		495,368
Construction & Engineering - 1.3%
Comfort Systems USA, Inc.	2,898	33,588
Dycom Industries, Inc. (a)	3,250	39,975
EMCOR Group, Inc. (a)	1,913	48,437
Granite Construction, Inc.	677	20,946
Michael Baker Corp. (a)	664	24,130
Pike Electric Corp. (a)	900	10,782
Sterling Construction Co., Inc. (a)	100	1,791
Tutor Perini Corp. (a)	5,292	112,720
		292,369
Electrical Equipment - 1.7%
AZZ, Inc. (a)	891	35,791
Brady Corp. Class A	673	19,329
Encore Wire Corp.	1,350	30,159
EnerSys (a)	1,879	41,563
GT Solar International, Inc. (a)	1,549	9,000
Harbin Electric, Inc. (a)	2,085	35,195
Hubbell, Inc. Class B	1,034	43,428
Powell Industries, Inc. (a)	1,211	46,490

	Shares	Value
Regal-Beloit Corp.	1,866	$ 85,295
Thomas & Betts Corp. (a)	1,293	38,893
		385,143
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	1,186	40,217
Standex International Corp.	431	8,547
Tredegar Corp.	1,974	28,623
		77,387
Machinery - 3.9%
Altra Holdings, Inc. (a)	898	10,049
Ampco-Pittsburgh Corp.	660	17,549
Chart Industries, Inc. (a)	2,104	45,425
Colfax Corp. (a)	2,687	28,563
Crane Co.	1,488	38,405
EnPro Industries, Inc. (a)	2,357	53,881
Force Protection, Inc. (a)	2,671	14,584
FreightCar America, Inc.	1,804	43,837
Gardner Denver, Inc. (a)	6,004	209,420
Graco, Inc.	4,085	113,849
Harsco Corp.	422	14,943
K-Tron International, Inc. (a)	71	6,760
Lincoln Electric Holdings, Inc.	479	22,729
Mueller Industries, Inc.	1,966	46,928
Robbins & Myers, Inc.	1,778	41,747
Toro Co.	1,185	47,127
Wabtec Corp.	2,687	100,843
		856,639
Marine - 0.5%
American Commercial Lines, Inc. (a)	877	25,538
Diana Shipping, Inc.	1,502	19,526
International Shipholding Corp.	475	14,635
Kirby Corp. (a)	761	28,020
Safe Bulkers, Inc.	1,472	11,953
		99,672
Professional Services - 0.8%
Administaff, Inc.	627	16,471
Kforce, Inc. (a)	813	9,772
Resources Connection, Inc. (a)	3,410	58,175
School Specialty, Inc. (a)	2,220	52,658
Spherion Corp. (a)	1,751	10,874
Watson Wyatt Worldwide, Inc. Class A	541	23,566
		171,516
Road & Rail - 0.8%
Avis Budget Group, Inc. (a)	4,444	59,372
Dollar Thrifty Automotive Group, Inc. (a)	1,172	28,819
Old Dominion Freight Lines, Inc. (a)	2,797	85,113
		173,304
Trading Companies & Distributors - 0.6%
Aircastle Ltd.	728	7,040
Beacon Roofing Supply, Inc. (a)	2,223	35,524
DXP Enterprises, Inc. (a)	460	5,129
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Genesis Lease Ltd. ADR	237	$ 2,121
Houston Wire & Cable Co.	1,174	12,973
Interline Brands, Inc. (a)	422	7,111
MSC Industrial Direct Co., Inc. Class A	170	7,409
WESCO International, Inc. (a)	1,676	48,269
		125,576
TOTAL INDUSTRIALS		3,351,872
INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 4.0%
3Com Corp. (a)	11,555	60,433
Adtran, Inc.	1,633	40,090
Arris Group, Inc. (a)	10,781	140,261
Black Box Corp.	821	20,599
Blue Coat Systems, Inc. (a)	7,315	165,246
CommScope, Inc. (a)	1,450	43,399
Comtech Telecommunications Corp. (a)	3,373	112,051
NETGEAR, Inc. (a)	376	6,900
Oplink Communications, Inc. (a)	508	7,376
Plantronics, Inc.	2,131	57,132
Polycom, Inc. (a)	2,878	76,987
Sierra Wireless, Inc. (a)	2,363	23,597
Starent Networks Corp. (a)	4,084	103,815
Symmetricom, Inc. (a)	617	3,196
Tekelec (a)	1,452	23,856
		884,938
Computers & Peripherals - 1.0%
China Digital TV Holding Co. Ltd. ADR	983	7,078
Cray, Inc. (a)	982	8,180
NCR Corp. (a)	1,453	20,080
QLogic Corp. (a)	3,199	55,023
Quantum Corp. (a)	6,019	7,584
Synaptics, Inc. (a)	5,205	131,166
		229,111
Electronic Equipment & Components - 1.5%
Benchmark Electronics, Inc. (a)	2,692	48,456
Checkpoint Systems, Inc. (a)	932	15,322
Insight Enterprises, Inc. (a)	2,366	28,889
Multi-Fineline Electronix, Inc. (a)	1,629	46,769
OSI Systems, Inc. (a)	1,040	19,022
PC Connection, Inc. (a)	161	876
ScanSource, Inc. (a)	1,256	35,570
SYNNEX Corp. (a)	1,384	42,184
Tech Data Corp. (a)	1,227	51,055
Technitrol, Inc.	400	3,684
TTM Technologies, Inc. (a)	2,627	30,132
		321,959

	Shares	Value
Internet Software & Services - 2.5%
Digital River, Inc. (a)	2,754	$ 111,041
DivX, Inc. (a)	525	2,867
EarthLink, Inc.	4,658	39,174
GigaMedia Ltd. (a)	7,649	40,081
Internet Brands, Inc. Class A (a)	305	2,434
j2 Global Communications, Inc. (a)	6,039	138,957
Open Text Corp. (a)	136	5,096
Perficient, Inc. (a)	701	5,797
SkillSoft PLC sponsored ADR (a)	1,802	17,299
Sohu.com, Inc. (a)	320	22,010
United Online, Inc.	3,497	28,116
ValueClick, Inc. (a)	3,607	47,576
VistaPrint Ltd. (a)	1,634	82,926
Web.com, Inc. (a)	483	3,424
		546,798
IT Services - 3.7%
Acxiom Corp.	4,893	46,288
Broadridge Financial Solutions, Inc.	2,318	46,592
CACI International, Inc. Class A (a)	2,874	135,854
Cass Information Systems, Inc.	68	2,030
Ciber, Inc. (a)	4,739	18,956
Convergys Corp. (a)	4,063	40,386
CSG Systems International, Inc. (a)	2,054	32,885
DST Systems, Inc. (a)	903	40,454
Gartner, Inc. Class A (a)	2,290	41,838
Global Cash Access Holdings, Inc. (a)	3,459	25,285
iGate Corp.	941	8,074
Lender Processing Services, Inc.	2,169	82,791
Ness Technologies, Inc. (a)	2,157	17,019
NeuStar, Inc. Class A (a)	5,326	120,368
Patni Computer Systems Ltd. sponsored ADR	376	6,956
Satyam Computer Services Ltd. sponsored ADR	863	5,679
Syntel, Inc.	439	20,953
Teletech Holdings, Inc. (a)	2,797	47,717
TNS, Inc. (a)	771	21,125
Unisys Corp. (a)	2,325	6,208
Virtusa Corp. (a)	372	3,530
Wright Express Corp. (a)	1,505	44,413
		815,401
Semiconductors & Semiconductor Equipment - 2.6%
ASM International NV (NASDAQ) (a)	171	3,187
Atheros Communications, Inc. (a)	2,797	74,204
Cypress Semiconductor Corp. (a)	289	2,985
Himax Technologies, Inc. sponsored ADR	5,225	17,399
Intersil Corp. Class A	68	1,041
Mellanox Technologies Ltd. (a)	508	8,326
Micrel, Inc.	3,598	29,324
Netlogic Microsystems, Inc. (a)	2,281	102,645
O2Micro International Ltd. sponsored ADR (a)	483	2,536
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Semtech Corp. (a)	6,595	$ 112,181
Sigma Designs, Inc. (a)	1,456	21,156
Silicon Motion Technology Corp. sponsored ADR (a)	964	3,837
Skyworks Solutions, Inc. (a)	7,404	98,029
Tessera Technologies, Inc. (a)	1,379	38,460
Varian Semiconductor Equipment Associates, Inc. (a)	2,159	70,902
		586,212
Software - 4.6%
Actuate Corp. (a)	1,751	10,121
Blackboard, Inc. (a)	2,381	89,954
Compuware Corp. (a)	4,536	33,249
Concur Technologies, Inc. (a)	1,289	51,251
Double-Take Software, Inc. (a)	821	8,366
ebix.com, Inc. (a)	347	19,210
FactSet Research Systems, Inc.	1,533	101,546
Fair Isaac Corp.	2,416	51,920
Giant Interactive Group, Inc. ADR	1,956	14,807
i2 Technologies, Inc. (a)	2,027	32,513
Informatica Corp. (a)	2,143	48,389
Jack Henry & Associates, Inc.	815	19,128
JDA Software Group, Inc. (a)	1,685	36,969
Kenexa Corp. (a)	713	9,611
Manhattan Associates, Inc. (a)	1,618	32,684
MICROS Systems, Inc. (a)	1,236	37,315
MicroStrategy, Inc. Class A (a)	556	39,776
Net 1 UEPS Technologies, Inc. (a)	2,921	61,224
NetScout Systems, Inc. (a)	1,795	24,250
Novell, Inc. (a)	779	3,513
OpenTV Corp. Class A (a)	1,853	2,557
Perfect World Co. Ltd. sponsored ADR Class B (a)	771	37,085
Progress Software Corp. (a)	1,388	31,438
Quest Software, Inc. (a)	2,411	40,625
S1 Corp. (a)	3,673	22,699
SonicWALL, Inc. (a)	2,548	21,403
Sybase, Inc. (a)	381	14,821
TIBCO Software, Inc. (a)	10,012	95,014
Websense, Inc. (a)	1,118	18,782
		1,010,220
TOTAL INFORMATION TECHNOLOGY		4,394,639
MATERIALS - 4.7%
Chemicals - 2.3%
A. Schulman, Inc.	1,540	30,692
Ashland, Inc.	1,459	63,058
CF Industries Holdings, Inc.	194	16,729
Cytec Industries, Inc.	4,455	144,654

	Shares	Value
Hawkins, Inc.	196	$ 4,579
Innophos Holdings, Inc.	2,374	43,919
Koppers Holdings, Inc.	948	28,108
LSB Industries, Inc. (a)	1,227	19,104
Minerals Technologies, Inc.	810	38,524
NewMarket Corp.	491	45,683
OM Group, Inc. (a)	1,278	38,838
PolyOne Corp. (a)	1,066	7,110
Spartech Corp.	1,267	13,646
Stepan Co.	282	16,943
		511,587
Construction Materials - 0.5%
Eagle Materials, Inc.	4,061	116,063
Containers & Packaging - 0.8%
AEP Industries, Inc. (a)	188	7,501
BWAY Holding Co. (a)	1,147	21,231
Myers Industries, Inc.	1,549	16,683
Packaging Corp. of America	4,628	94,411
Rock-Tenn Co. Class A	734	34,579
		174,405
Metals & Mining - 0.9%
Century Aluminum Co. (a)	2,110	19,729
Compass Minerals International, Inc.	2,060	126,937
Mesabi Trust	408	4,141
Redcorp Ventures Ltd. (a)	16,500	0
Thompson Creek Metals Co., Inc. (a)	3,217	38,856
		189,663
Paper & Forest Products - 0.2%
Buckeye Technologies, Inc. (a)	500	5,365
Kapstone Paper & Packaging Corp. (a)	500	4,070
Schweitzer-Mauduit International, Inc.	550	29,898
		39,333
TOTAL MATERIALS		1,031,051
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
Atlantic Tele-Network, Inc.	188	10,043
Cincinnati Bell, Inc. (a)	14,204	49,714
D&E Communications, Inc.	667	7,664
		67,421
Wireless Telecommunication Services - 0.1%
USA Mobility, Inc.	2,324	29,933
Vivo Participacoes SA sponsored ADR	10	253
		30,186
TOTAL TELECOMMUNICATION SERVICES		97,607
UTILITIES - 2.9%
Electric Utilities - 0.8%
Cleco Corp.	1,846	46,298
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR	2,895	$ 51,039
El Paso Electric Co. (a)	751	13,270
Unisource Energy Corp.	84	2,583
Unitil Corp.	664	14,907
Westar Energy, Inc.	2,060	40,191
		168,288
Gas Utilities - 0.7%
AGL Resources, Inc.	1,313	46,310
Atmos Energy Corp.	1,625	45,793
Chesapeake Utilities Corp.	7	217
New Jersey Resources Corp.	1,110	40,304
Southwest Gas Corp.	1,248	31,924
		164,548
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. (a)	260	2,995
Mirant Corp. (a)	2,489	40,894
		43,889
Multi-Utilities - 0.8%
Avista Corp.	1,184	23,940
CH Energy Group, Inc.	867	38,417
NorthWestern Energy Corp.	4,275	104,438
		166,795

	Shares	Value
Water Utilities - 0.4%
Aqua America, Inc.	4,848	$ 85,519
TOTAL UTILITIES		629,039
TOTAL COMMON STOCKS (Cost $20,521,641)		21,503,447
Investment Companies - 2.0%

iShares Russell 2000 Index ETF (Cost $452,140)	7,300	439,665
Money Market Funds - 0.7%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $152,202)	152,202	152,202
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $21,125,983)	22,095,314
NET OTHER ASSETS - 0.0%	(6,804)
NET ASSETS - 100%	$ 22,088,510
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,879,963	$ 2,879,963	$ -	$ -
Consumer Staples	668,142	668,142	-	-
Energy	932,670	932,670	-	-
Financials	4,333,077	4,333,069	-	8
Health Care	3,185,387	3,185,387	-	-
Industrials	3,351,872	3,351,872	-	-
Information Technology	4,394,639	4,394,639	-	-
Materials	1,031,051	1,031,051	-	-
Telecommunication Services	97,607	97,607	-	-
Utilities	629,039	629,039	-	-
Investment Companies	439,665	439,665	-	-
Money Market Funds	152,202	152,202	-	-
Total Investments in Securities:	$ 22,095,314	$ 22,095,306	$ -	$ 8
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(535)
Cost of Purchases	1
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	542
Ending Balance	$ 8
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ (535)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $21,252,830. Net unrealized appreciation aggregated $842,484, of which $2,497,585 related to appreciated investment securities and $1,655,101 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Subsequent Event

In June 2009, the Fund's Board of Trustees approved a Plan of Liquidation and Dissolution (the "Plan"). Shareholders can exchange their shares into other funds within the Fidelity Investments Life Insurance Company (FILI) annuity or the Empire Fidelity Investments Life Insurance Company Annuity, as the case may be, or remain in the Fund until the Liquidation Date which is anticipated to be on or about December 4, 2009. Under the Plan, the assets that remain in the Fund will be liquidated and the proceeds will be invested in the VIP Money Market Portfolio as soon as practicable after the Liquidation Date.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/ Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	November 30, 2009
By:	/s/ Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	November 30, 2009